SHARE BASED COMPENSATION (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
Stock option awards granted
Our Board granted the following incentive stock option awards to executives or employees and nonstatutory stock option awards to directors or non-employees for the three and six months ended June 30:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Incentive Stock Options (1)
Quantity	---	---	---	---
Weighted average fair value per share	---	---	---	---
Fair value	---	---	---	---

Nonstatutory Stock Options (2)
Quantity	---	---	---	---
Weighted average fair value per share	---	---	---	---
Fair value	---	---	---	---

(1)	The Company did not award any incentive stock options for the three and six months ended June 30, 2015 and 2014, respectively.
(2)	The Company did not award any nonstatutory stock options for the three and six months ended June 30, 2015 and 2014, respectively.

Our Board of Directors granted the following incentive stock option awards to executives or employees and nonstatutory stock option awards to directors or non-employees for the years ended December 31:

	2014	2013
Incentive Stock Options
Quantity	125,000	232,500
Weighted average fair value per share	$0.81	$0.24
Fair value	$101,171	$56,112

Nonstatutory Stock Options
Quantity	560,000	735,000
Weighted average fair value per share	$0.81	$0.24
Fair value	$453,250	$177,388

Allocated share-based compensation expense
The following table summarizes share-based compensation related to stock options for the three and six months ended June 30:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Research and development	$18,819	$5,365	$37,431	$10,672
Selling, general and administrative	51,019	17,018	107,755	36,251
Total share-based compensation expense	$69,838	$22,383	$145,186	$46,923

The following table summarizes share-based compensation related to stock options for the years ended December 31:

	2014	2013
Research and development	$35,861	$16,863
Selling, general and administrative	113,309	64,076
Total share-based compensation expense	$149,170	$80,939

The following table summarizes share-based compensation related to restricted stock awards for the years ended December 31:

	2014		2013
Research and development	$	---	$444
Selling, general and administrative		---	547
Total share-based compensation expense	$	---	$991

Stock option activity
The following table summarizes the stock options outstanding and the number of shares of Common Stock subject to exercise as of June 30, 2015 and the changes therein during the six months then ended:

	Stock Options	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2014	1,699,907	$1.73
Granted	---	---
Forfeited/cancelled	(35,334)	$1.77
Exercised	---	---
Outstanding as of June 30, 2015	1,664,573	$1.73

The following table summarizes the stock options outstanding and the number of shares of common stock subject to exercise as of December 31, 2014 and the changes therein during the two years then ended:

	Stock Options	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2012	158,409	12.32

Granted	967,500	0.33
Forfeited/cancelled	(111,002)	1.03
Exercised	---	---
Outstanding as of December 31, 2013	1,014,907	$2.12

Granted	685,000	1.15
Forfeited/cancelled	---	---
Exercised	---	---
Outstanding as of December 31, 2014	1,699,907	$1.73

Stock option grants outstanding and exercisable
The following table presents the stock option grants outstanding and exercisable as of June 30, 2015:

Options Outstanding			Options Exercisable
Stock Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life in Years	Stock Options Exercisable	Weighted Average Exercise Price per Share
882,500	$0.33	7.7	640,000	$0.33
680,000	1.15	7.4	77,500	1.15
33,334	2.55	4.8	33,334	2.55
68,739	25.07	2.1	68,739	25.07
1,664,573	$1.73	7.3	819,573	$2.57

The following table presents the stock option grants outstanding and exercisable as of December 31, 2014:

Options Outstanding			Options Exercisable
Stock Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life in Years	Stock Options Exercisable	Weighted Average Exercise Price per Share
892,500	$0.33	8.2	595,000	$0.33
685,000	1.15	7.9	15,000	1.15
53,334	2.38	3.5	53,334	2.38
69,073	25.12	2.6	69,073	25.12
1,699,907	$1.73	7.7	732,407	$2.83